Schedule of statement of financial position (Details) - Derivatives Not Designated For Hedge Accounting [member] Number in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) Number	Dec. 31, 2021 USD ($) Number
DisclosureRiskManagementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	$ (238)	$ (250)
Long Position Or Crude Oil And Oil Products One [Member]
DisclosureRiskManagementLineItems [Line Items]
Notional value	$ 5,242	1,380
Maturity	2022
Short position or crude oil and oil products one [member
DisclosureRiskManagementLineItems [Line Items]
Notional value	$ (9,126)	(2,688)
Maturity	2022
Futures contract [member]
DisclosureRiskManagementLineItems [Line Items]
Notional value	$ (3,884)	(1,308)
Fair Value Of Derivative Financial Assets (Liability)	39	$ (1)
Swap contract [member] | Long Put Soybean Oil [Member]
DisclosureRiskManagementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	$ 2
Maturity	2022
Notional value | Number	(13)	(11)
Swap contract [member] | Short position foreign currency [member]
DisclosureRiskManagementLineItems [Line Items]
Notional value | Number	64	15
Swap contract [member] | Short Position Foreign Currency One [Member]
DisclosureRiskManagementLineItems [Line Items]
Notional value | Number	94
Swap contract [member] | Foreign currency or cross currency swap matured in two thousand twenty nine and two thousand thirty four [member]
DisclosureRiskManagementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	$ (31)	$ 23
Maturity	2026
Notional value | Number	583	583
Swap contract [member] | Foreign currency or cross currency swap one [member]
DisclosureRiskManagementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	$ (137)	$ (50)
Maturity	2034
Notional value | Number	442	442
Swap contract [member] | I p c a [member]
DisclosureRiskManagementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	$ (7)	$ (1)
Maturity	2029/2034
Swap contract [member] | Foreign currency or cross currency swap two [member]
DisclosureRiskManagementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	$ (102)	$ (221)
Maturity		2024/2029
Option contract [member] | Long Put Soybean Oil [Member]
DisclosureRiskManagementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	$ 2
Maturity	2022
Notional value | Number	(25)
Forward contract [member] | Short position foreign currency [member]
DisclosureRiskManagementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	$ (3)
Maturity	2022
Forward contract [member] | Short Position Foreign Currency One [Member]
DisclosureRiskManagementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	$ (1)
Maturity	2022
I p c a [member] | Foreign currency or cross currency swap one [member]
DisclosureRiskManagementLineItems [Line Items]
Notional value | Number	3,008	3,008
Foreign currency or cross currency swap two [member] | Foreign currency or cross currency swap one [member]
DisclosureRiskManagementLineItems [Line Items]
Notional value | Number	729	729